UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number 811-21066

                      Torrey U.S. Strategy Partners, LLC
              (Exact name of registrant as specified in charter)

            505 Park Avenue, Fifth Floor, New York, New York 10022
              (Address of principal executive offices)(Zip code)

                                 James A. Torrey
                                 505 Park Avenue
                                   Fifth Floor
                            New York, New York 10022
                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (212) 644-7800

                   Date of fiscal year end: March 31, 2007

                   Date of reporting period: June 30, 2007


                       Torrey U.S. Strategy Partners, LLC
                      Proxy Voting Record 7-1-06 to 6-30-07
--------------------------------------------------------------------------------------
Issuer/Proposal             Mtg. Date Mtg.     Proposed   Voted?  Vote   For/Against
                                      Type     By                 Cast   Mgmt.
--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------
Bay II Resource Partners,   2/23/07   Special  Mgmt.      Yes     For    For
L.P.
Ticker: N/A
CUSIP: N/A
Proposal: Amend
Partnership's Documents/
Terms

--------------------------------------------------------------------------------------





                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                        Torrey U.S. Strategy Partners, LLC

                                          By:  /s/ James A. Torrey
                                               -------------------
                                                   James A. Torrey
                                                   Board of Managers

Date: August 20, 2007